Financial Risk Management - Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - USD ($) $ in Thousands		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents		$ 428,361			$ 330,221
Other investments - current		487,734			1,192,306
Derivative financial instruments		9,225			8,230
Other investments - non-current		118,155			128,335
Trade receivables		1,737,366		$ 1,214,060	1,214,060
Other receivables		307,790	[1]		327,258
Total
Cash at banks		81,211			150,948
Liquidity funds		160,198			66,033
Short – term investments		186,952			113,240
Current trade receivables		1,737,366		1,214,060	1,214,060
Non-current financial assets available-for-sale					21,572	$ 21,600
Closing balance December 31, 2017 - IAS 39
Liabilities
Borrowings C and NC		539,007			965,859
Trade payables		693,673			750,739
Derivative financial instruments		11,978			39,799
Closing balance December 31, 2017 - IAS 39
Other liabilities					197,504
Other liabilities current		165,693			157,705
Derivative liabilities [member]
Liabilities
Derivative financial instruments		11,978
Foreign exchange derivatives contracts [member]
Liabilities
Other liabilities current					39,799
Other liabilities (non-Financial) [member]
Liabilities
Other liabilities current					157,705
Derivatives [member]
Assets
Derivative financial instruments		9,173
Other receivables					8,230
Other receivables [member]
Assets
Other receivables		188,185			176,716
Other receivables (non-Financial) [member]
Assets
Other receivables		119,605			142,312
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current		300,410			437,406
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current		198,912			297,788
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current		9,932			9,943
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current		91,566			129,675
Bonds and other fixed income [member]
Assets
Other investments - current		187,324			754,800
Other investments - non-current		113,829			123,498
Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current		1,077			130,477
Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current		24,912			161,063
Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current		142,176			378,831
Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current		19,159			68,044
Bonds and other fixed income [member] | Mortgage- and Asset-backed securities [member]
Assets
Other investments - current					16,385
Other investments [member]
Assets
Other investments - current					100
Other investments - non-current		4,326			4,837
Level 1 of fair value hierarchy [member]
Assets
Cash and cash equivalents		160,198			179,273
Other investments - current		168,165			459,476
Other investments - non-current		113,830
Trade receivables
Other receivables			[1]
Total		442,193			638,749
Cash at banks
Liquidity funds					66,033
Short – term investments					113,240
Current trade receivables
Non-current financial assets available-for-sale	[1]
Closing balance December 31, 2017 - IAS 39		442,193			638,749
Liabilities
Borrowings C and NC
Trade payables
Closing balance December 31, 2017 - IAS 39
Other liabilities
Level 1 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Level 1 of fair value hierarchy [member] | Foreign exchange derivatives contracts [member]
Liabilities
Other liabilities current
Level 1 of fair value hierarchy [member] | Other liabilities (non-Financial) [member]
Liabilities
Other liabilities current
Level 1 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments
Other receivables
Level 1 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables
Level 1 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 1 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current					9,943
Level 1 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current					9,943
Level 1 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current		168,165			449,533
Other investments - non-current		113,830
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current		1,077			130,477
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current		24,912			124,780
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current		142,176			194,276
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member] | Mortgage- and Asset-backed securities [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - current
Other investments - non-current
Level 2 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Other investments - current		19,159			511,992
Other investments - non-current
Trade receivables
Other receivables		52	[1]		8,230
Total		28,384			520,222
Cash at banks
Liquidity funds
Short – term investments
Current trade receivables
Non-current financial assets available-for-sale	[1]
Closing balance December 31, 2017 - IAS 39		28,384			520,222
Liabilities
Borrowings C and NC
Trade payables
Closing balance December 31, 2017 - IAS 39		11,978			39,799
Other liabilities					39,799
Level 2 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments		11,978
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives contracts [member]
Liabilities
Other liabilities current					39,799
Level 2 of fair value hierarchy [member] | Other liabilities (non-Financial) [member]
Liabilities
Other liabilities current
Level 2 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments		9,173
Other receivables					8,230
Level 2 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables		52
Level 2 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 2 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current					427,463
Level 2 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current					297,788
Level 2 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current					129,675
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current		19,159			84,429
Other investments - non-current
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current		19,159			68,044
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member] | Mortgage- and Asset-backed securities [member]
Assets
Other investments - current					16,385
Level 2 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - current					100
Other investments - non-current
Level 3 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Other investments - current
Other investments - non-current		4,326			4,837
Trade receivables
Other receivables		48,659	[1]
Total		52,985			26,409
Cash at banks
Liquidity funds
Short – term investments
Current trade receivables
Non-current financial assets available-for-sale	[1]				21,572
Closing balance December 31, 2017 - IAS 39		52,985			26,409
Liabilities
Borrowings C and NC
Trade payables
Closing balance December 31, 2017 - IAS 39
Other liabilities
Level 3 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives contracts [member]
Liabilities
Other liabilities current
Level 3 of fair value hierarchy [member] | Other liabilities (non-Financial) [member]
Liabilities
Other liabilities current
Level 3 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments
Other receivables
Level 3 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables		48,659
Level 3 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 3 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member] | Mortgage- and Asset-backed securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - current
Other investments - non-current		4,326			4,837
Financial assets at amortised cost, category [member]
Assets
Cash and cash equivalents		268,163
Other investments - current		300,410
Other investments - non-current
Trade receivables		1,737,366
Other receivables	[1]	139,474
Total		2,445,413		2,092,370
Current trade receivables		1,737,366
Closing balance December 31, 2017 - IAS 39		2,445,413		2,092,370
Liabilities
Borrowings C and NC		539,007
Trade payables		693,673
Closing balance December 31, 2017 - IAS 39		1,232,680
Financial assets at amortised cost, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Financial assets at amortised cost, category [member] | Derivatives [member]
Assets
Derivative financial instruments
Financial assets at amortised cost, category [member] | Other receivables [member]
Assets
Other receivables		139,474
Financial assets at amortised cost, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at amortised cost, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current		300,410
Financial assets at amortised cost, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current		198,912
Financial assets at amortised cost, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current		9,932
Financial assets at amortised cost, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current		91,566
Financial assets at amortised cost, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Financial assets at amortised cost, category [member] | Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Other investments [member]
Assets
Other investments - non-current
Financial assets at fair value through other comprehensive income, category [member]
Assets
Cash and cash equivalents
Other investments - current		166,094
Other investments - non-current		113,830
Trade receivables
Other receivables	[1]	48,711
Total		328,635		519,610
Current trade receivables
Closing balance December 31, 2017 - IAS 39		328,635		519,610
Liabilities
Borrowings C and NC
Trade payables
Closing balance December 31, 2017 - IAS 39
Financial assets at fair value through other comprehensive income, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Financial assets at fair value through other comprehensive income, category [member] | Derivatives [member]
Assets
Derivative financial instruments
Financial assets at fair value through other comprehensive income, category [member] | Other receivables [member]
Assets
Other receivables		48,711
Financial assets at fair value through other comprehensive income, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at fair value through other comprehensive income, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current		166,094
Other investments - non-current		113,830
Financial assets at fair value through other comprehensive income, category [member] | Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current		1,077
Financial assets at fair value through other comprehensive income, category [member] | Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current		24,912
Financial assets at fair value through other comprehensive income, category [member] | Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current		140,105
Financial assets at fair value through other comprehensive income, category [member] | Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Assets
Other investments - non-current
Financial assets at fair value through profit or loss, category [member]
Assets
Cash and cash equivalents		160,198			179,273
Other investments - current		21,230			971,468
Other investments - non-current		4,326			4,837
Trade receivables
Other receivables			[1]		8,230
Total		194,927		459,460	1,163,808
Cash at banks
Liquidity funds					66,033
Short – term investments					113,240
Current trade receivables
Non-current financial assets available-for-sale	[1]
Closing balance December 31, 2017 - IAS 39		194,927		459,460	1,163,808
Liabilities
Borrowings C and NC
Trade payables
Closing balance December 31, 2017 - IAS 39		11,978			39,799
Other liabilities					39,799
Financial assets at fair value through profit or loss, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments		11,978
Financial assets at fair value through profit or loss, category [member] | Foreign exchange derivatives contracts [member]
Liabilities
Other liabilities current					39,799
Financial assets at fair value through profit or loss, category [member] | Other liabilities (non-Financial) [member]
Liabilities
Other liabilities current
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Assets
Derivative financial instruments		9,173
Other receivables					8,230
Financial assets at fair value through profit or loss, category [member] | Other receivables [member]
Assets
Other receivables
Financial assets at fair value through profit or loss, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at fair value through profit or loss, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current					437,406
Financial assets at fair value through profit or loss, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current					297,788
Financial assets at fair value through profit or loss, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current					9,943
Financial assets at fair value through profit or loss, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current					129,675
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current		21,230			533,962
Other investments - non-current
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current					130,477
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current					124,780
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current		2,071			194,276
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current		19,159			68,044
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member] | Mortgage- and Asset-backed securities [member]
Assets
Other investments - current					16,385
Financial assets at fair value through profit or loss, category [member] | Other investments [member]
Assets
Other investments - current					100
Other investments - non-current		$ 4,326			4,837
Loans and receivables, category [member]
Assets
Cash and cash equivalents					150,948
Other investments - current
Other investments - non-current
Trade receivables					1,214,060
Other receivables					176,716
Total					1,541,724
Cash at banks					150,948
Liquidity funds
Short – term investments
Current trade receivables					1,214,060
Non-current financial assets available-for-sale	[1]
Closing balance December 31, 2017 - IAS 39					1,541,724
Liabilities
Borrowings C and NC					965,859
Trade payables					750,739
Closing balance December 31, 2017 - IAS 39					1,716,598
Other liabilities
Loans and receivables, category [member] | Foreign exchange derivatives contracts [member]
Liabilities
Other liabilities current
Loans and receivables, category [member] | Other liabilities (non-Financial) [member]
Liabilities
Other liabilities current
Loans and receivables, category [member] | Derivatives [member]
Assets
Other receivables
Loans and receivables, category [member] | Other receivables [member]
Assets
Other receivables					176,716
Loans and receivables, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Loans and receivables, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Loans and receivables, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current
Loans and receivables, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current
Loans and receivables, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current
Loans and receivables, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Loans and receivables, category [member] | Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current
Loans and receivables, category [member] | Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Loans and receivables, category [member] | Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current
Loans and receivables, category [member] | Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current
Loans and receivables, category [member] | Bonds and other fixed income [member] | Mortgage- and Asset-backed securities [member]
Assets
Other investments - current
Loans and receivables, category [member] | Other investments [member]
Assets
Other investments - current
Other investments - non-current
Held-to-maturity investments, category [member]
Assets
Cash and cash equivalents
Other investments - current					220,838
Other investments - non-current					123,498
Trade receivables
Other receivables
Total					344,336
Cash at banks
Liquidity funds
Short – term investments
Current trade receivables
Non-current financial assets available-for-sale	[1]
Closing balance December 31, 2017 - IAS 39					344,336
Liabilities
Borrowings C and NC
Trade payables
Closing balance December 31, 2017 - IAS 39
Other liabilities
Held-to-maturity investments, category [member] | Foreign exchange derivatives contracts [member]
Liabilities
Other liabilities current
Held-to-maturity investments, category [member] | Other liabilities (non-Financial) [member]
Liabilities
Other liabilities current
Held-to-maturity investments, category [member] | Derivatives [member]
Assets
Other receivables
Held-to-maturity investments, category [member] | Other receivables [member]
Assets
Other receivables
Held-to-maturity investments, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Held-to-maturity investments, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Held-to-maturity investments, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current
Held-to-maturity investments, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current
Held-to-maturity investments, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current
Held-to-maturity investments, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current					220,838
Other investments - non-current					123,498
Held-to-maturity investments, category [member] | Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current
Held-to-maturity investments, category [member] | Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current					36,283
Held-to-maturity investments, category [member] | Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current					184,555
Held-to-maturity investments, category [member] | Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current
Held-to-maturity investments, category [member] | Bonds and other fixed income [member] | Mortgage- and Asset-backed securities [member]
Assets
Other investments - current
Held-to-maturity investments, category [member] | Other investments [member]
Assets
Other investments - current
Other investments - non-current
Financial assets available-for-sale, category [member]
Assets
Cash and cash equivalents
Other investments - current
Other investments - non-current
Trade receivables
Other receivables
Total					21,572
Cash at banks
Liquidity funds
Short – term investments
Current trade receivables
Non-current financial assets available-for-sale	[1]				21,572
Closing balance December 31, 2017 - IAS 39					21,572
Liabilities
Borrowings C and NC
Trade payables
Closing balance December 31, 2017 - IAS 39
Other liabilities
Financial assets available-for-sale, category [member] | Foreign exchange derivatives contracts [member]
Liabilities
Other liabilities current
Financial assets available-for-sale, category [member] | Other liabilities (non-Financial) [member]
Liabilities
Other liabilities current
Financial assets available-for-sale, category [member] | Derivatives [member]
Assets
Other receivables
Financial assets available-for-sale, category [member] | Other receivables [member]
Assets
Other receivables
Financial assets available-for-sale, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets available-for-sale, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Certificates of Deposits [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Commercial Papers [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member] | Other notes [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Financial assets available-for-sale, category [member] | Bonds and other fixed income [member] | U.S. government securities [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Bonds and other fixed income [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Bonds and other fixed income [member] | Corporates securities [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Bonds and other fixed income [member] | Structured Notes [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Bonds and other fixed income [member] | Mortgage- and Asset-backed securities [member]
Assets
Other investments - current
Financial assets available-for-sale, category [member] | Other investments [member]
Assets
Other investments - current
Other investments - non-current

[1]	Includes balances related to interest in our Venezuelan companies, see Note 30.